Liquidity and Going Concern (Details Narrative) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 21,200,000	$ 14,700,000
Cash and cash equivalent	23,200,000	23,800,000
Stockholders' equity	21,800,000	15,500,000
Accumulated deficit	$ 348,700,000	$ 334,200,000